Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.1%
	District of Columbia — 3.6%
$1,160,000	Metropolitan Washington Airports Authority, Port, Airport & Marina Improvement Revenue, Series A, Callable 10/1/20 @ 100, 5.000%, 10/1/23	$1,193,512
1,325,000	Washington Metropolitan Area Transit Authority, DC, Transit Improvements Revenue, Callable 7/1/27 @ 100, 5.000%, 7/1/36	1,614,234
		2,807,746
	Virginia — 93.5%
1,730,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	1,889,575
1,240,000	Albemarle County, VA, Economic Development Authority, Public Improvements Revenue, 5.000%, 6/1/27	1,555,034
1,365,000	Albemarle County, VA, School Improvements G.O., (State Aid Withholding), 5.000%, 6/1/26	1,684,833
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,057,140
1,450,000	Arlington County, VA, Public Improvements G.O., Callable 8/15/27 @ 100, 5.000%, 8/15/30	1,817,691
1,500,000	Arlington County, VA, Public Improvements G.O., Series A, Callable 8/15/27 @ 100, 5.000%, 8/15/29	1,890,630
1,085,000	Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Highway Improvements, Revenue Bonds, Callable 7/1/26 @ 100 (AGM), 5.000%, 7/1/41	1,278,553
1,770,000	Chesapeake, VA, Public Improvements, Refunding G.O., Series A, Callable 8/1/27 @ 100, 5.000%, 8/1/30	2,214,217
1,000,000	Chesterfield County, VA, School District, School Public Improvement, G.O., Series A, Callable 1/1/28 @ 100 (State Aid Withholding), 4.000%, 1/1/31	1,175,620
1,145,000	Culpeper County, VA, Economic Development Authority, VA Capital Projects, Refunding Revenue, Callable 6/1/24 @ 100, 4.000%, 6/1/26	1,275,919
1,500,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project, Refunding Revenue, Series A, 5.000%, 6/1/22	1,638,360
2,000,000	Fairfax County, VA, School District, School Public Improvements G.O., Series A, Callable 4/01/29 @ 100 (State Aid Withholding), 5.000%, 10/1/31	2,588,960
1,000,000	Fredericksburg Economic Development Authority, Mary Washington Healthcare Obligation Group, Refunding Revenue, Callable 6/15/24 @ 100, 5.000%, 6/15/26	1,149,850
1,680,000	Henrico County, VA, Economic Development Authority, Westminster Canterbury Project, Current Refunding, Callable 10/1/24 @ 100, 5.000%, 10/1/28	1,958,477

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,700,000	Leesburg, VA, Refunding G.O., Callable 1/15/24 @ 100, (State Aid Withholding), 4.000%, 1/15/27	$1,880,744
1,000,000	Leesburg, VA, Refunding G.O., Callable 1/15/25 @ 100, (State Aid Withholding), 5.000%, 1/15/27	1,186,860
1,000,000	Loudoun County, VA, Economic Development Authority, Public Improvements Revenue, Callable 12/1/24 @ 100, 5.000%, 12/1/27	1,174,840
1,365,000	Loudoun County, VA, Industrial Development Authority, Refunding Revenue, 4.000%, 12/15/22	1,478,677
1,250,000	Loudoun County, VA, Public Improvements, Advance Refunding G.O., Series A, Callable 12/1/25 @ 100, 5.000%, 12/1/26	1,519,575
1,000,000	Lynchburg Economic Development Authority, Current Refunding Revenue Bonds, Series A, 5.000%, 1/1/26	1,197,810
1,810,000	Manassas, VA, Public Improvements, Public Facilities G.O., Callable 7/1/29 @ 100 (State Aid Withholding), 4.000%, 7/1/33	2,153,267
1,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series B, 5.250%, 7/1/21	1,062,580
1,500,000	Newport News, VA, Public Improvements, G.O., Series A (State Aid Withholding), 5.000%, 2/1/29	1,959,360
1,000,000	Norfolk, VA, Economic Development Authority, Bon Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/29	1,105,330
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Facilities, Inc., Current Refunding Revenue Bonds, Series B, Callable 11/1/28 @ 100, 4.000%, 11/1/48	1,103,350
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Facilities, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/25	1,104,100
1,465,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/36	1,598,667
1,445,000	Norfolk, VA, Public Improvements, G.O., Callable 8/1/28 @ 100 (State Aid Withholding), 5.000%, 8/1/47	1,869,483
2,000,000	Norfolk, VA, Public Improvements, G.O., Series A, Callable 10/1/26 @ 100, 5.000%, 10/1/30	2,485,080
1,500,000	Portsmouth, VA, Public Improvements, Refunding G.O., Callable 2/1/23 @ 100, (State Aid Withholding), 5.000%, 2/1/27	1,673,640
1,245,000	Rappahannock Regional Jail Authority, Refunding Revenue, Callable 10/1/2025 @ 100, 5.000%, 10/1/26	1,500,026
2,000,000	Richmond, VA, Public Improvements, Refunding G.O., Series A, Callable 3/1/24 @ 100 (State Aid Withholding), 5.000%, 3/1/28	2,317,260
1,250,000	Richmond, VA, Public Utility Advance Refunding Revenue Bonds, Callable 1/15/26 @ 100, 5.000%, 1/15/27	1,521,075

See accompanying Notes to the Schedule of Portfolio Investments.

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2019 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,530,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/25	$1,637,651
1,850,000	Virginia College Building Authority, 21st Century College Programs, University & College Improvements Revenue, Callable 2/1/27 @ 100, 5.000%, 2/1/31	2,273,502
1,500,000	Virginia College Building Authority, 21st Century College & Equipment, University & College Improvements Revenue, Series A, 5.000%, 2/1/22	1,620,420
1,500,000	Virginia Commonwealth Transportation Board, Capital Projects, Highway Improvements, Revenue Bonds, Callable 5/15/29 @ 100, 5.000%, 5/15/30	1,944,960
1,215,000	Virginia Commonwealth Transportation Board, Federal Highway Transportation Grant, Callable 9/15/26 @ 100, 5.000%, 9/15/30	1,485,520
2,000,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Anticipation Advance Refunding Revenue, Callable 9/15/27 @ 100, 5.000%, 9/15/31	2,486,800
2,000,000	Virginia Public Building Authority, Public Improvements Revenue, Series A, Callable 8/1/21 @ 100, 5.000%, 8/1/26	2,123,280
1,515,000	Virginia Public School Authority, Advance Refunding Revenue, Callable 8/1/25 @ 100 (State Aid Withholding), 5.000%, 8/1/26	1,822,091
1,000,000	Virginia Public School Authority, School Improvements, Revenue Bonds, Series A, Callable 8/1/29 @ 100, 4.000%, 8/1/32	1,184,800

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,525,000	Western Regional Jail Authority, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	$1,841,316
920,000	Winchester, VA, Economic Development Authority, Valley Health System Obligated Group, Hospital Refunding Revenue, Series A, Callable 1/1/24 @ 100, 5.000%, 1/1/26	1,041,201
		72,528,124
	Total Municipal Bonds
	(Cost $71,186,667)	75,335,870

Shares
MONEY MARKET FUND — 1.8%
1,402,991	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(a)	1,402,991
	Total Money Market Fund
	(Cost $1,402,991)	1,402,991
Total Investments — 98.9%
(Cost $72,589,658)		76,738,861
Net Other Assets (Liabilities) — 1.1%		866,770
NET ASSETS — 100.0%		$77,605,631

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

Continued

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Virginia Intermediate Tax-Free Fund

December 31, 2019 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Virginia Intermediate Tax-Free Fund (referred to as the “Fund”).

The Fund is a “non-diversified” fund, as defined in the 1940 Act, which means they may invest in the securities of a limited number of issuers.

2.	Significant Accounting Policies:

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2019, there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Virginia Intermediate Tax-Free Fund — (continued)

December 31, 2019 (Unaudited)

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2019 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Virginia Intermediate Tax-Free Fund	$1,402,991	(a)	$75,335,870	(b)	$—	$76,738,861

(a)	Represents money market funds and/or certain preferred stocks.
(b)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Mortgage Dollar Rolls — The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund does not hold any mortgage dollar rolls during the period.

When-Issued — The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

3.	Concentration of Credit Risk:

The Fund invests primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

4